UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00043

Deutsche DWS Investment Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2026

Item 1.	Reports to Stockholders.

(a)

DWS Small Cap Core Fund

Class A: SZCAX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.15%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	1,048,611,109
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	3,334,130

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	19%
Industrials	19%
Financials	14%
Energy	9%
Consumer Discretionary	8%
Information Technology	8%
Consumer Staples	6%
Real Estate	5%
Communication Services	5%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
Ligand Pharmaceuticals, Inc.	5.0%
Bancorp, Inc.	3.8%
Talkspace, Inc.	3.5%
Stride, Inc.	3.4%
Nextpower, Inc.	3.2%
Rush Enterprises, Inc.	2.2%
Essent Group Ltd.	2.1%
John B Sanfilippo & Son, Inc.	1.9%
Selective Insurance Group, Inc.	1.8%
Kyndryl Holdings, Inc.	1.8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSCCF-TSRS-A

R-105366-2 (05/26)

DWS Small Cap Core Fund

Class C: SZCCX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.92%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.94%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	1,048,611,109
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	3,334,130

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	19%
Industrials	19%
Financials	14%
Energy	9%
Consumer Discretionary	8%
Information Technology	8%
Consumer Staples	6%
Real Estate	5%
Communication Services	5%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
Ligand Pharmaceuticals, Inc.	5.0%
Bancorp, Inc.	3.8%
Talkspace, Inc.	3.5%
Stride, Inc.	3.4%
Nextpower, Inc.	3.2%
Rush Enterprises, Inc.	2.2%
Essent Group Ltd.	2.1%
John B Sanfilippo & Son, Inc.	1.9%
Selective Insurance Group, Inc.	1.8%
Kyndryl Holdings, Inc.	1.8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSCCF-TSRS-C

R-105366-2 (05/26)

DWS Small Cap Core Fund

Class R6: SZCRX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$38	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.79%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	1,048,611,109
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	3,334,130

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	19%
Industrials	19%
Financials	14%
Energy	9%
Consumer Discretionary	8%
Information Technology	8%
Consumer Staples	6%
Real Estate	5%
Communication Services	5%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
Ligand Pharmaceuticals, Inc.	5.0%
Bancorp, Inc.	3.8%
Talkspace, Inc.	3.5%
Stride, Inc.	3.4%
Nextpower, Inc.	3.2%
Rush Enterprises, Inc.	2.2%
Essent Group Ltd.	2.1%
John B Sanfilippo & Son, Inc.	1.9%
Selective Insurance Group, Inc.	1.8%
Kyndryl Holdings, Inc.	1.8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSCCF-TSRS-R6

R-105366-2 (05/26)

DWS Small Cap Core Fund

Class S: SSLCX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$43	0.87%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	1,048,611,109
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	3,334,130

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	19%
Industrials	19%
Financials	14%
Energy	9%
Consumer Discretionary	8%
Information Technology	8%
Consumer Staples	6%
Real Estate	5%
Communication Services	5%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
Ligand Pharmaceuticals, Inc.	5.0%
Bancorp, Inc.	3.8%
Talkspace, Inc.	3.5%
Stride, Inc.	3.4%
Nextpower, Inc.	3.2%
Rush Enterprises, Inc.	2.2%
Essent Group Ltd.	2.1%
John B Sanfilippo & Son, Inc.	1.9%
Selective Insurance Group, Inc.	1.8%
Kyndryl Holdings, Inc.	1.8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSCCF-TSRS-S

R-105366-2 (05/26)

DWS Small Cap Core Fund

Institutional Class: SZCIX

Semi-Annual Shareholder Report — March 31, 2026

This semi-annual shareholder report contains important information about DWS Small Cap Core Fund (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$41	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.86%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	1,048,611,109
Number of Portfolio Holdings	95
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	3,334,130

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	97%
Cash Equivalents	2%
Rights	0%
Other Investments	0%
Other Assets and Liabilities, Net	1%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Health Care	19%
Industrials	19%
Financials	14%
Energy	9%
Consumer Discretionary	8%
Information Technology	8%
Consumer Staples	6%
Real Estate	5%
Communication Services	5%
Utilities	4%
Materials	1%

Ten Largest Equity Holdings

Table Summary
Holdings	28.7% of Net Assets
Ligand Pharmaceuticals, Inc.	5.0%
Bancorp, Inc.	3.8%
Talkspace, Inc.	3.5%
Stride, Inc.	3.4%
Nextpower, Inc.	3.2%
Rush Enterprises, Inc.	2.2%
Essent Group Ltd.	2.1%
John B Sanfilippo & Son, Inc.	1.9%
Selective Insurance Group, Inc.	1.8%
Kyndryl Holdings, Inc.	1.8%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Small company stocks tend to be more volatile than medium-sized or large company stocks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility.. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DSCCF-TSRS-I

R-105366-2 (05/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

March 31, 2026
Semiannual Financial Statements and Other Information
DWS Small Cap Core Fund

Contents
3	Investment Portfolio
10	Statement of Assets and Liabilities
12	Statement of Operations
13	Statements of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
30	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Small Cap Core Fund

Investment Portfolioas of March 31, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 97.2%
Communication Services 4.7%
Diversified Telecommunication Services 3.4%
IDT Corp. “B”	367,856	18,061,730
Liberty Latin America Ltd. “C” *	2,000,000	17,640,000
		35,701,730
Interactive Media & Services 1.3%
Match Group, Inc.	450,000	13,819,500
Consumer Discretionary 8.3%
Diversified Consumer Services 4.2%
Grand Canyon Education, Inc.*	50,000	8,501,500
Stride, Inc.*	400,000	35,268,000
		43,769,500
Hotels, Restaurants & Leisure 0.9%
Brightstar Lottery PLC	750,000	9,555,000
Household Durables 1.7%
Installed Building Products, Inc.	55,000	14,583,250
Meritage Homes Corp.	60,000	3,710,400
		18,293,650
Leisure Products 1.0%
Peloton Interactive, Inc. “A” *	2,400,000	10,296,000
Specialty Retail 0.5%
Group 1 Automotive, Inc.	15,000	4,959,450
Consumer Staples 5.7%
Consumer Staples Distribution & Retail 0.9%
Sprouts Farmers Market, Inc.*	120,000	9,255,600
Food Products 4.8%
Cal-Maine Foods, Inc.	125,000	9,893,750
John B. Sanfilippo & Son, Inc.	250,000	19,832,500
Marzetti Co.	50,000	6,916,500
Post Holdings, Inc.*	135,000	13,346,100
		49,988,850
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	3

	Shares	Value ($)
Energy 9.1%
Energy Equipment & Services 2.2%
Liberty Energy, Inc.	350,000	10,080,000
Noble Corp. PLC	260,000	12,758,200
		22,838,200
Oil, Gas & Consumable Fuels 6.9%
Antero Resources Corp.*	250,000	10,610,000
California Resources Corp.	250,000	17,305,000
Core Natural Resources, Inc.	100,000	10,473,000
Crescent Energy Co. “A”	1,070,000	14,445,000
Northern Oil and Gas, Inc.	225,000	6,576,750
Peabody Energy Corp.	400,000	13,180,000
		72,589,750
Financials 13.6%
Banks 7.3%
First BanCorp.	475,000	10,146,000
OFG Bancorp.	375,000	15,172,500
Pathward Financial, Inc.	125,000	11,153,750
The Bancorp, Inc.*	750,000	40,297,500
		76,769,750
Capital Markets 0.5%
Moelis & Co. “A”	100,000	5,700,000
Financial Services 4.0%
Cantaloupe, Inc.*	716,918	7,749,883
Essent Group Ltd.	375,000	21,915,000
Shift4 Payments, Inc. “A” * (a)	200,000	8,746,000
Walker & Dunlop, Inc.	75,000	3,328,500
		41,739,383
Insurance 1.8%
Selective Insurance Group, Inc.	250,000	18,847,500
Health Care 19.4%
Health Care Equipment & Supplies 2.4%
Butterfly Network, Inc.*	1,600,000	6,464,000
ClearPoint Neuro, Inc.* (a)	121,531	1,105,932
Establishment Labs Holdings, Inc.* (a)	100,000	5,678,000
Lantheus Holdings, Inc.*	150,000	11,377,500
		24,625,432
Health Care Providers & Services 8.5%
Brookdale Senior Living, Inc.*	1,200,000	16,416,000
The accompanying notes are an integral part of the financial statements.

4	|	DWS Small Cap Core Fund

	Shares	Value ($)
Molina Healthcare, Inc.*	75,000	9,997,500
Option Care Health, Inc.*	466,246	12,551,342
RadNet, Inc.*	250,000	13,972,500
Talkspace, Inc.*	7,000,000	36,225,000
		89,162,342
Life Sciences Tools & Services 0.5%
Charles River Laboratories International, Inc.*	30,000	5,175,000
Pharmaceuticals 8.0%
ANI Pharmaceuticals, Inc.*	100,000	7,690,000
Axsome Therapeutics, Inc.*	60,000	10,141,200
Ligand Pharmaceuticals, Inc.*	260,000	51,909,000
Nektar Therapeutics*	90,000	6,475,500
Pacira BioSciences, Inc.*	349,906	7,907,876
		84,123,576
Industrials 18.6%
Aerospace & Defense 1.1%
Ducommun, Inc.*	95,000	11,590,000
Building Products 1.5%
Builders FirstSource, Inc.*	100,000	8,233,000
Resideo Technologies, Inc.*	231,226	7,794,628
		16,027,628
Commercial Services & Supplies 1.4%
Pitney Bowes, Inc. (a)	600,000	6,630,000
The Brink’s Co.	75,000	7,772,250
		14,402,250
Construction & Engineering 2.1%
IES Holdings, Inc.*	30,000	14,294,100
Solv Energy, Inc. “A” *	244,865	7,353,296
		21,647,396
Electrical Equipment 5.0%
Nextpower, Inc. “A” *	275,000	33,151,250
Powell Industries, Inc.	20,000	10,821,600
Thermon Group Holdings, Inc.*	175,512	8,845,805
		52,818,655
Machinery 1.8%
CECO Environmental Corp.*	200,000	11,916,000
Chart Industries, Inc.*	35,000	7,236,250
		19,152,250
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	5

	Shares	Value ($)
Professional Services 2.6%
CBIZ, Inc.*	120,000	3,222,000
Maximus, Inc.	135,000	8,653,500
Mistras Group, Inc.*	372,214	5,501,323
Science Applications International Corp.	100,000	9,492,000
		26,868,823
Trading Companies & Distributors 3.1%
Rush Enterprises, Inc. “A”	350,000	23,138,500
Titan Machinery, Inc.*	550,000	9,196,000
		32,334,500
Information Technology 7.9%
Communications Equipment 0.6%
Calix, Inc.*	125,000	6,123,750
Electronic Equipment, Instruments & Components 0.6%
Ouster, Inc.*	120,000	2,204,400
Vishay Precision Group, Inc.*	100,000	4,342,000
		6,546,400
IT Services 1.8%
Kyndryl Holdings, Inc.*	1,400,000	18,368,000
Semiconductors & Semiconductor Equipment 2.5%
Enphase Energy, Inc.*	250,000	9,452,500
Ichor Holdings Ltd.*	150,000	6,991,500
Kulicke & Soffa Industries, Inc.	110,000	7,229,200
NVE Corp.	45,000	2,947,500
		26,620,700
Software 2.4%
Adeia, Inc.	725,000	17,421,750
Agilysys, Inc.*	115,000	8,181,100
		25,602,850
Materials 1.2%
Chemicals 0.9%
Celanese Corp.	150,000	9,865,500
Metals & Mining 0.3%
Century Aluminum Co.*	50,000	2,934,500
Real Estate 4.9%
Health Care REITs 0.6%
Janus Living, Inc. “A” *	287,054	6,765,863
The accompanying notes are an integral part of the financial statements.

6	|	DWS Small Cap Core Fund

	Shares	Value ($)
Residential REITs 0.6%
Veris Residential, Inc.	343,847	6,488,393
Retail REITs 2.0%
Agree Realty Corp. (a)	175,000	13,191,500
Phillips Edison & Co., Inc.	200,000	7,484,000
		20,675,500
Specialized REITs 1.7%
Farmland Partners, Inc.	900,000	10,107,000
Four Corners Property Trust, Inc.	315,000	7,449,750
		17,556,750
Utilities 3.8%
Electric Utilities 2.1%
IDACORP, Inc.	100,000	14,297,000
Portland General Electric Co.	55,000	2,902,350
TXNM Energy, Inc.	75,000	4,384,500
		21,583,850
Gas Utilities 0.6%
MDU Resources Group, Inc.	300,000	6,216,000
Independent Power & Renewable Electricity Producers 0.9%
Hallador Energy Co.*	600,000	9,768,000
Water Utilities 0.2%
American States Water Co.	30,000	2,268,600
Total Common Stocks (Cost $720,471,976)		1,019,436,371
Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
Total Other Investments (Cost $0)		0
Rights 0.1%
Health Care
Avadel Pharmaceuticals PLC,* (c) (Cost $364,083)	568,880	364,083
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	7

	Shares	Value ($)
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.55% (d) (e) (Cost $11,891,350)	11,891,350	11,891,350
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $25,158,870)	25,158,870	25,158,870

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $757,886,279)	100.8	1,056,850,674
Other Assets and Liabilities, Net	(0.8)	(8,239,565)
Net Assets	100.0	1,048,611,109
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 9/30/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.55% (d) (e)
22,142,978	—	10,251,628 (f)	—	—	125,120	—	11,891,350	11,891,350
Cash Equivalents 2.4%
DWS Central Cash Management Government Fund, 3.66% (d)
68,507,145	158,311,176	201,659,451	—	—	871,560	—	25,158,870	25,158,870
90,650,123	158,311,176	211,911,079	—	—	996,680	—	37,050,220	37,050,220

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $18,465,491, which is 1.8% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.

8	|	DWS Small Cap Core Fund

(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $8,955,167.

(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,019,436,371	$—	$—	$1,019,436,371
Other Investments	—	—	0	0
Rights	—	—	364,083	364,083
Short-Term Investments (a)	37,050,220	—	—	37,050,220
Total	$1,056,486,591	$—	$364,083	$1,056,850,674

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	9

Statement of Assets and Liabilities
as of March 31, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $720,836,059) — including $18,465,491 of securities loaned	$1,019,800,454
Investment in DWS Government & Agency Securities Portfolio (cost $11,891,350)*	11,891,350
Investment in DWS Central Cash Management Government Fund (cost $25,158,870)	25,158,870
Cash	10,000
Foreign currency, at value (cost $70)	70
Receivable for investments sold	2,382,864
Receivable for Fund shares sold	3,078,381
Dividends receivable	529,515
Affiliated securities lending income receivable	35,999
Other assets	70,357
Total assets	1,062,957,860
Liabilities
Payable upon return of securities loaned	11,891,350
Payable for Fund shares redeemed	1,503,540
Accrued management fee	557,288
Accrued Trustees' fees	2,011
Other accrued expenses and payables	392,562
Total liabilities	14,346,751
Net assets, at value	$1,048,611,109
Net Assets Consist of
Distributable earnings (loss)	313,246,936
Paid-in capital	735,364,173
Net assets, at value	$1,048,611,109
*
Represents collateral on securities loaned. In addition, the Fund held non-cash collateral having a value of $8,955,167.
The accompanying notes are an integral part of the financial statements.

10	|	DWS Small Cap Core Fund

Statement of Assets and Liabilities as of March 31, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($178,021,649 ÷ 3,500,921 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$50.85
Maximum offering price per share (100 ÷ 94.25 of $50.85)	$53.95
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($9,156,132 ÷ 231,280 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$39.59
Class R6
Net Asset Value, offering and redemption price per share ($10,446,427 ÷ 195,547 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$53.42
Class S
Net Asset Value, offering and redemption price per share ($139,913,818 ÷ 2,610,340 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$53.60
Institutional Class
Net Asset Value, offering and redemption price per share ($711,073,083 ÷ 13,303,431 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$53.45
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	11

Statement of Operations
for the six months ended March 31, 2026 (Unaudited)

Investment Income
Income:
Dividends (net of foreign taxes withheld of $41,375)	$5,940,091
Income distributions — DWS Central Cash Management Government Fund	871,560
Affiliated securities lending income	125,120
Total income	6,936,771
Expenses:
Management fee	3,334,130
Administration fee	521,045
Services to shareholders	539,988
Distribution and service fees	266,167
Custodian fee	4,635
Professional fees	29,210
Reports to shareholders	43,690
Registration fees	48,141
Trustees' fees and expenses	13,675
Other	31,063
Total expenses	4,831,744
Net investment income	2,105,027
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	12,978,632
Change in net unrealized appreciation (depreciation) on:
Investments	(15,520,257)
Foreign currency	(1)
(15,520,258)
Net gain (loss)	(2,541,626)
Net increase (decrease) in net assets resulting from operations	$(436,599)
The accompanying notes are an integral part of the financial statements.

12	|	DWS Small Cap Core Fund

Statements of Changes in Net Assets
	Six Months Ended March 31, 2026	Year Ended September 30,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$2,105,027	$4,674,816
Net realized gain (loss)	12,978,632	11,612,421
Change in net unrealized appreciation (depreciation)	(15,520,258)	74,767,604
Net increase (decrease) in net assets resulting from operations	(436,599)	91,054,841
Distributions to shareholders:
Class A	(1,985,878)	(2,481,865)
Class C	(125,768)	(98,394)
Class R6	(155,060)	(67,720)
Class S	(1,802,820)	(2,282,102)
Institutional Class	(10,651,649)	(7,672,105)
Total distributions	(14,721,175)	(12,602,186)
Fund share transactions:
Proceeds from shares sold	208,952,717	370,548,912
Reinvestment of distributions	14,581,630	12,424,781
Payments for shares redeemed	(202,968,042)	(274,189,818)
Net increase (decrease) in net assets from Fund share transactions	20,566,305	108,783,875
Increase (decrease) in net assets	5,408,531	187,236,530
Net assets at beginning of period	1,043,202,578	855,966,048
Net assets at end of period	$1,048,611,109	$1,043,202,578

The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	13

Financial Highlights
DWS Small Cap Core Fund — Class A
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$51.56	$47.42	$40.59	$38.00	$44.14	$25.78
Income (loss) from investment operations:
Net investment income (loss)[a]	.04	.15	.15	.27	(.03 )	(.07 )
Net realized and unrealized gain (loss)	(.20 )	4.62	6.87	2.65	(5.30)	18.48
Total from investment operations	(.16 )	4.77	7.02	2.92	(5.33)	18.41
Less distributions from:
Net investment income	—	(.21 )	(.19 )	(.02 )	—	(.05 )
Net realized gains	(.55 )	(.42 )	—	(.31 )	(.81 )	—
Total distributions	(.55 )	(.63 )	(.19 )	(.33 )	(.81 )	(.05 )
Net asset value, end of period	$50.85	$51.56	$47.42	$40.59	$38.00	$44.14
Total Return (%)[b]	(.28 )*	10.15	17.33	7.73	(12.32)	71.48 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	178	191	195	181	184	232
Ratio of expenses before expense reductions (%)	1.14 **	1.16	1.17	1.19	1.20	1.19
Ratio of expenses after expense reductions (%)	1.14 **	1.16	1.17	1.19	1.20	1.15
Ratio of net investment income (loss) (%)	.15 **	.30	.35	.66	(.06 )	(.19 )
Portfolio turnover rate (%)	13 *	16	29	12	31	32

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

14	|	DWS Small Cap Core Fund

DWS Small Cap Core Fund — Class C
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$40.42	$37.44	$32.16	$30.39	$35.73	$21.00
Income (loss) from investment operations:
Net investment income (loss)[a]	(.12 )	(.18 )	(.15 )	(.04 )	(.28 )	(.30 )
Net realized and unrealized gain (loss)	(.16 )	3.62	5.43	2.12	(4.25)	15.03
Total from investment operations	(.28 )	3.44	5.28	2.08	(4.53)	14.73
Less distributions from:
Net investment income	—	(.04 )	—	—	—	—
Net realized gains	(.55 )	(.42 )	—	(.31 )	(.81 )	—
Total distributions	(.55 )	(.46 )	—	(.31 )	(.81 )	—
Net asset value, end of period	$39.59	$40.42	$37.44	$32.16	$30.39	$35.73
Total Return (%)[b]	(.65 )*	9.28	16.42	6.88	(13.00)	70.14 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	9	9	8	5	5	6
Ratio of expenses before expense reductions (%)	1.92 **	1.95	1.96	1.98	1.97	1.98
Ratio of expenses after expense reductions (%)	1.92 **	1.95	1.96	1.98	1.97	1.93
Ratio of net investment income (loss) (%)	(.63 )**	(.48 )	(.44 )	(.13 )	(.83 )	(.97 )
Portfolio turnover rate (%)	13 *	16	29	12	31	32

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	15

DWS Small Cap Core Fund — Class R6
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$54.37	$50.00	$42.79	$40.04	$46.31	$27.05
Income (loss) from investment operations:
Net investment income[a]	.14	.36	.33	.47	.14	.06
Net realized and unrealized gain (loss)	(.21 )	4.84	7.25	2.76	(5.60)	19.36
Total from investment operations	(.07 )	5.20	7.58	3.23	(5.46)	19.42
Less distributions from:
Net investment income	(.33 )	(.41 )	(.37 )	(.17 )	—	(.16 )
Net realized gains	(.55 )	(.42 )	—	(.31 )	(.81 )	—
Total distributions	(.88 )	(.83 )	(.37 )	(.48 )	(.81 )	(.16 )
Net asset value, end of period	$53.42	$54.37	$50.00	$42.79	$40.04	$46.31
Total Return (%)	(.08 )*	10.52	17.77	8.11	(12.02)	71.98 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	10,446	7,973	3,985	2,733	715	417
Ratio of expenses before expense reductions (%)	.77 **	.80	.81	.83	.86	.87
Ratio of expenses after expense reductions (%)	.77 **	.80	.81	.83	.86	.83
Ratio of net investment income (%)	.53 **	.70	.71	1.10	.31	.15
Portfolio turnover rate (%)	13 *	16	29	12	31	32

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

16	|	DWS Small Cap Core Fund

DWS Small Cap Core Fund — Class S
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$54.33	$49.95	$42.76	$40.02	$46.32	$27.05
Income (loss) from investment operations:
Net investment income[a]	.11	.29	.28	.39	.09	.02
Net realized and unrealized gain (loss)	(.21 )	4.86	7.23	2.79	(5.58)	19.37
Total from investment operations	(.10 )	5.15	7.51	3.18	(5.49)	19.39
Less distributions from:
Net investment income	(.08 )	(.35 )	(.32 )	(.13 )	—	(.12 )
Net realized gains	(.55 )	(.42 )	—	(.31 )	(.81 )	—
Total distributions	(.63 )	(.77 )	(.32 )	(.44 )	(.81 )	(.12 )
Net asset value, end of period	$53.60	$54.33	$49.95	$42.76	$40.02	$46.32
Total Return (%)	(.14 )*	10.43	17.61	8.00	(12.09)	71.84 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	140	154	151	124	115	117
Ratio of expenses before expense reductions (%)	.87 **	.90	.92	.94	.94	.95
Ratio of expenses after expense reductions (%)	.87 **	.90	.92	.94	.94	.92
Ratio of net investment income (%)	.41 **	.56	.60	.92	.21	.04
Portfolio turnover rate (%)	13 *	16	29	12	31	32

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Small Cap Core Fund	|	17

DWS Small Cap Core Fund — Institutional Class
	Six Months Ended 3/31/26	Years Ended September 30,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$54.31	$49.94	$42.74	$40.00	$46.28	$27.04
Income (loss) from investment operations:
Net investment income[a]	.12	.32	.30	.42	.11	.02
Net realized and unrealized gain (loss)	(.21 )	4.84	7.24	2.78	(5.58)	19.36
Total from investment operations	(.09 )	5.16	7.54	3.20	(5.47)	19.38
Less distributions from:
Net investment income	(.22 )	(.37 )	(.34 )	(.15 )	—	(.14 )
Net realized gains	(.55 )	(.42 )	—	(.31 )	(.81 )	—
Total distributions	(.77 )	(.79 )	(.34 )	(.46 )	(.81 )	(.14 )
Net asset value, end of period	$53.45	$54.31	$49.94	$42.74	$40.00	$46.28
Total Return (%)	(.13 )*	10.46	17.69	8.04	(12.07)	71.88 [b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	711	681	498	293	114	75
Ratio of expenses before expense reductions (%)	.83 **	.87	.88	.90	.91	.93
Ratio of expenses after expense reductions (%)	.83 **	.87	.88	.90	.91	.91
Ratio of net investment income (%)	.46 **	.61	.64	.99	.25	.04
Portfolio turnover rate (%)	13 *	16	29	12	31	32

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

18	|	DWS Small Cap Core Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Small Cap Core Fund (the “Fund” ) is a diversified series of Deutsche DWS Investment Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain qualifying plans and programs. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

DWS Small Cap Core Fund	|	19

Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level

20	|	DWS Small Cap Core Fund

assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities

DWS Small Cap Core Fund	|	21

lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. During the six months ended March 31, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of March 31, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of March 31, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of March 31, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$20,846,517	$—	$—	$—	$20,846,517
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$11,891,350
Gross amount of unrecognized liabilities related to non-cash collateral for securities lending transactions:					$8,955,167
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At March 31, 2026, the aggregate cost of investments for federal income tax purposes was $758,206,143. The net unrealized appreciation for all investments based on tax cost was $298,644,531. This consisted of

22	|	DWS Small Cap Core Fund

aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $338,828,903 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $40,184,372.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended September 30, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and the realized tax character on distributions from certain securities. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

DWS Small Cap Core Fund	|	23

Real Estate Investment Trusts. The Fund at its fiscal year end recharacterizes distributions received from a Real Estate Investment Trust (“REIT” ) investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated for financial reporting purposes and a recharacterization will be made to the accounting records in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended March 31, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $199,240,915 and $136,242,122, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net

24	|	DWS Small Cap Core Fund

assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund’s average daily net assets	.650%
Next $250 million of such net assets	.620%
Next $500 million of such net assets	.615%
Next $4 billion of such net assets	.565%
Next $2.5 billion of such net assets	.550%
Next $2.5 billion of such net assets	.540%
Next $2.5 billion of such net assets	.530%
Over $12.5 billion of such net assets	.520%
Accordingly, for the six months ended March 31, 2026, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.621% of the Fund’s average daily net assets.
For the period from October 1, 2025 through September 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses) of each class as follows:
Class A	1.23%
Class C	1.98%
Class R6	.98%
Class S	.98%
Institutional Class	.98%
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2026, the Administration Fee was $521,045, of which $86,927 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder

DWS Small Cap Core Fund	|	25

servicing fee it receives from the Fund. For the six months ended March 31, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at March 31, 2026
Class A	$35,184	$12,063
Class C	1,098	353
Class R6	583	181
Class S	30,641	10,519
Institutional Class	1,045	509
	$68,551	$23,625
In addition, for the six months ended March 31, 2026, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$96,927
Class C	6,462
Class S	58,395
Institutional Class	283,033
$444,817
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended March 31, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at March 31, 2026
Class C	$33,998	$5,846
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder

26	|	DWS Small Cap Core Fund

accounts the firms service. For the six months ended March 31, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at March 31, 2026	Annualized Rate
Class A	$220,986	$76,175.24%
Class C	11,183	4,523.25%
	$232,169	$80,698
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended March 31, 2026 aggregated $4,800.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended March 31, 2026, the CDSC for Class C shares aggregated $410. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended March 31, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $455, of which $276 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including

DWS Small Cap Core Fund	|	27

the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at March 31, 2026.
E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	107,905	$5,461,354	212,233	$10,334,817
Class C	33,367	1,327,064	38,068	1,485,297
Class R6	66,804	3,560,309	106,658	5,610,138
Class S	209,663	11,182,243	401,727	20,804,341
Institutional Class	3,495,869	187,421,747	6,425,886	332,314,319
		$208,952,717		$370,548,912
Shares issued to shareholders in reinvestment of distributions
Class A	38,239	$1,911,599	49,740	$2,385,132
Class C	3,221	125,613	2,600	98,394
Class R6	2,956	155,060	1,343	67,720
Class S	33,243	1,750,239	43,846	2,211,223
Institutional Class	202,650	10,639,119	152,054	7,662,312
		$14,581,630		$12,424,781
Shares redeemed
Class A	(353,137)	$(17,957,407)	(666,165)	$(32,716,434)
Class C	(25,314)	(1,008,914)	(30,879)	(1,189,308)
Class R6	(20,850)	(1,114,361)	(41,064)	(2,076,624)
Class S	(463,789)	(25,076,136)	(640,166)	(33,049,399)
Institutional Class	(2,941,191)	(157,811,224)	(4,003,832)	(205,158,053)
		$(202,968,042)		$(274,189,818)

28	|	DWS Small Cap Core Fund

	Six Months Ended March 31, 2026		Year Ended September 30, 2025
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(206,993)	$(10,584,454)	(404,192)	$(19,996,485)
Class C	11,274	443,763	9,789	394,383
Class R6	48,910	2,601,008	66,937	3,601,234
Class S	(220,883)	(12,143,654)	(194,593)	(10,033,835)
Institutional Class	757,328	40,249,642	2,574,108	134,818,578
		$20,566,305		$108,783,875

DWS Small Cap Core Fund	|	29

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Small Cap Core Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

30	|	DWS Small Cap Core Fund

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile, 2nd quartile and 1st quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the three- and five-year periods and has underperformed its benchmark in the one-year period ended December 31, 2024.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of

DWS Small Cap Core Fund	|	31

December 31, 2024). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the

32	|	DWS Small Cap Core Fund

Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DSCCF-BFE2025

DWS Small Cap Core Fund	|	33

DSCCF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of Deutsche DWS Investment Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	5/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	5/29/2026